Subsequent Events (Details) (USD $)			0 Months Ended			0 Months Ended
	Sep. 30, 2014 Mortgages	Dec. 31, 2013 Mortgages	Nov. 04, 2014 Subsequent Events	Oct. 10, 2014 Subsequent Events Mortgages	Oct. 10, 2014 Subsequent Events Mortgages Rushmore Mall	Oct. 29, 2014 Subsequent Events Mortgages Lake View Plaza	Oct. 29, 2014 Subsequent Events Mortgages DeKalb Plaza	Oct. 10, 2014 Subsequent Events A Note Rushmore Mall	Oct. 10, 2014 Subsequent Events B Note Rushmore Mall	Oct. 29, 2014 Subsequent Events Revolver
Subsequent events
Debt face amount	$ 1,497,868,000	$ 917,532,000			$ 94,000,000			$ 58,000,000	$ 36,000,000	$ 18,000,000
Interest Rate (as a percent)								5.79%	5.79%
Amount contributed for closing costs and lender-held reserves				11,600,000
Refinanced debt/Repayment of mortgage						$ 15,300,000	$ 2,200,000
Quarterly cash dividend declared (in dollars per share)			$ 0.25